Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Babylon Holdings Ltd
Entity Central Index Key	0001866390
Entity Emerging Growth Company	true
Entity Ex Transition Period	false